Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 21,409,923	$ 22,500,440	$ 43,569,947
Short-term investments	10,597,514	14,010,962	7,133,697
Interest and other receivables	10,831	15,689	17,245
Contingent asset			815,011
Prepaid expenses	511,216	646,571	256,311
Total current assets	32,529,484	37,173,662	51,792,211
Property and equipment, net	198,706	198,358	464,465
In-process research and development	6,549,000	6,549,000	6,549,000
Goodwill	3,006,883	3,006,883	3,006,883
Other assets	43,912	43,912	43,912
Total assets	42,327,985	46,971,815	61,856,471
Current liabilities:
Accounts payable	575,766	698,838	451,705
Accrued liabilities	1,863,764	1,283,976	1,120,416
Accrued compensation and payroll taxes	555,065	445,352	756,773
Contingent liability	170,000	142,500	140,125
Total current liabilities	3,164,595	2,570,666	2,469,019
Deferred income tax liability	2,608,755	2,608,755	2,608,755
Total liabilities	5,773,350	5,179,421	5,077,774
Commitments
Stockholders' equity:
Common stock	47,720	47,720	47,716
Treasury stock, at cost	(1,454)	(1,454)
Additional paid-in capital	227,048,419	226,696,863	226,122,331
Accumulated other comprehensive loss	(10,642)	(2,194)	(2,298)
Deficit accumulated during the development stage	(190,529,408)	(184,948,541)	(169,389,052)
Total stockholders' equity	36,554,635	41,792,394	56,778,697
Total liabilities and stockholders' equity	$ 42,327,985	$ 46,971,815	$ 61,856,471